Advance to Suppliers and Long-Term Prepayments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Provision for doubtful collection of advances to suppliers	$ 0	0	15,565	170,012